UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23226

 NAME OF REGISTRANT:                     Listed Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gregory Bakken, President/Principal
                                         Executive Officer
                                         Listed Funds Trust
                                         c/o U.S. Bancorp Fund Services, LLC
                                         811 East Wisconsin Avenue
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-4711

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 08/28/2020


EventShares U.S. Legislative Opportunities ETF
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 BOOZ ALLEN HAMILTON HOLDING CORPORATION                                                     Agenda Number:  935238508
--------------------------------------------------------------------------------------------------------------------------
        Security:  099502106
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2020
          Ticker:  BAH
            ISIN:  US0995021062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Ralph W. Shrader                    Mgmt          For                            For

1B.    Election of Director: Joan Lordi C. Amble                 Mgmt          For                            For

1C.    Election of Director: Michele A. Flournoy                 Mgmt          For                            For

2.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as the Company's registered
       independent public accountants for fiscal
       year 2021.

3.     Advisory vote to approve the compensation                 Mgmt          For                            For
       of the Company's named executive officers.

4.     Approval of the adoption of the Fifth                     Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to, among other things,
       eliminate classification of the Board of
       Directors.




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 CHECK POINT SOFTWARE TECHNOLOGIES LTD.                                                      Agenda Number:  935245729
--------------------------------------------------------------------------------------------------------------------------
        Security:  M22465104
    Meeting Type:  Annual
    Meeting Date:  03-Aug-2020
          Ticker:  CHKP
            ISIN:  IL0010824113
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Gil Shwed                           Mgmt          For                            For

1b.    Election of Director: Jerry Ungerman                      Mgmt          For                            For

1c.    Election of Director: Dan Propper                         Mgmt          For                            For

1d.    Election of Director: Dr. Tal Shavit                      Mgmt          For                            For

1e.    Election of Director: Eyal Waldman                        Mgmt          For                            For

1f.    Election of Director: Shai Weiss                          Mgmt          For                            For

2a.    To elect Irwin Federman as outside director               Mgmt          For                            For
       for an additional three-year term.

2b.    To elect Ray Rothrock as outside director                 Mgmt          For                            For
       for an additional three-year term

3.     To ratify the appointment and compensation                Mgmt          For                            For
       of Kost, Forer, Gabbay & Kasierer, a member
       of Ernst & Young Global, as our independent
       registered public accounting firm for 2020.

4.     To approve compensation to Check Point's                  Mgmt          For                            For
       Chief Executive Officer.

5.     To amend the Company's non-executive                      Mgmt          For                            For
       director compensation arrangement.

6a.    The undersigned is not a controlling                      Mgmt          For
       shareholder and does not have a personal
       interest in item 2.

6b.    The undersigned is not a controlling                      Mgmt          For
       shareholder and does not have a personal
       interest in item 4.




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 CROWDSTRIKE HOLDINGS, INC.                                                                  Agenda Number:  935223735
--------------------------------------------------------------------------------------------------------------------------
        Security:  22788C105
    Meeting Type:  Annual
    Meeting Date:  06-Jul-2020
          Ticker:  CRWD
            ISIN:  US22788C1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Denis J. O'Leary                                          Mgmt          Withheld                       Against
       Joseph E. Sexton                                          Mgmt          Withheld                       Against
       Godfrey R. Sullivan                                       Mgmt          Withheld                       Against

2.     To ratify the selection of                                Mgmt          For                            For
       PricewaterhouseCoopers LLP as the
       independent registered public accounting
       firm of the Company for its fiscal year
       ending January 31, 2021.




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 NV5 GLOBAL, INC.                                                                            Agenda Number:  935243206
--------------------------------------------------------------------------------------------------------------------------
        Security:  62945V109
    Meeting Type:  Annual
    Meeting Date:  22-Aug-2020
          Ticker:  NVEE
            ISIN:  US62945V1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Dickerson Wright                                          Mgmt          For                            For
       Alexander A. Hockman                                      Mgmt          For                            For
       MaryJo E. O'Brien                                         Mgmt          For                            For
       William D. Pruitt                                         Mgmt          For                            For
       Gerald J. Salontai                                        Mgmt          For                            For
       Francois Tardan                                           Mgmt          For                            For
       Laurie Conner                                             Mgmt          For                            For

2.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as our independent registered
       public accounting firm for the fiscal year
       ending January 2, 2021.

3.     To conduct a non-binding advisory vote to                 Mgmt          For                            For
       approve the compensation paid to the
       Company's named executive officers.




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 TERRAFORM POWER INC.                                                                        Agenda Number:  935245844
--------------------------------------------------------------------------------------------------------------------------
        Security:  88104R209
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2020
          Ticker:  TERP
            ISIN:  US88104R2094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Plan of Merger set forth as                  Mgmt          For                            For
       Exhibit B to the Reorganization Agreement
       referred to below and to approve (i) the
       Agreement and Plan of Reorganization, dated
       as of March 16, 2020 (as amended from time
       to time, the "Reorganization Agreement"),
       by and among Brookfield Renewable Partners
       L.P., Brookfield Renewable Corporation,
       2252876 Alberta ULC, TerraForm Power, Inc.
       and TerraForm Power NY Holdings, Inc. and
       (ii) the Reincorporation Merger and the
       Share Exchange contemplated by the
       Reorganization Agreement ("Merger
       Proposal")

2a.    Election of Director: Brian Lawson                        Mgmt          Against                        Against

2b.    Election of Director: Carolyn Burke                       Mgmt          For                            For

2c.    Election of Director: Christian S. Fong                   Mgmt          For                            For

2d.    Election of Director: Harry Goldgut                       Mgmt          Against                        Against

2e.    Election of Director: Richard Legault                     Mgmt          Against                        Against

2f.    Election of Director: Mark McFarland                      Mgmt          For                            For

2g.    Election of Director: Sachin Shah                         Mgmt          Against                        Against

3.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as TerraForm Power Inc.'s independent
       registered public accounting firm for 2020.

4.     To ratify, on a non-binding, advisory                     Mgmt          Against                        Against
       basis, the compensation paid to TerraForm
       Power Inc.'s named executive officers.

5.     To approve the adjournment of the Annual                  Mgmt          For                            For
       Meeting of Stockholders, if necessary, to
       solicit additional proxies if there are not
       sufficient votes to approve the Merger
       Proposal.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Listed Funds Trust
By (Signature)       /s/ Gregory Bakken
Name                 Gregory Bakken
Title                President/Principal Executive Officer
Date                 11/11/2020